SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2021
SCHEDULE OF GEOGRAPHIC SEGMENTS

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in two geographic segments being Canada and Greenland (note 7). The Company’s geographic segments are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2021	December 31, 2020
Equipment
Canada	4	6
Greenland	7	15
Total	11	21

	September 30, 2021	December 31, 2020
Exploration and evaluation assets
Canada	2,586	2,538
Greenland	36,575	36,565
Total	39,161	39,103